Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Schedule of compensation of executives and board level directors
Year ended December 31,	2019	2018	2017
Short-term benefits (including salaries)	$11,051	$16,853	$10,037
Special payments(1)	948	2,904	9,006
Post-employment benefits	2,773	2,510	2,458
Share-based payments	15,649	29,016	2,820
	$30,421	$51,283	$24,321

____________

(1)      Balance relates to the special cash distribution effective January 25, 2017.

Schedule of related parties transaction
	Sale of goods and services, interest income			Purchase of goods and services, interest expense
Years ended December 31,	2019	2018	2017	2019	2018	2017
Revenue	$133	$128	$128	$—	$—	$—
Operating expenses	$—	$—	$—	$6,645	$6,456	$6,518

Schedule of related parties transaction outstanding
	Amounts owed by related parties		Amounts owed to related parties
At December 31,	2019	2018	2019	2018
Current receivables/payables	$—	$28	$204	$—